Expenses from Ordinary Activities (Details) - Schedule of expenses from ordinary activities - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Research and Development Expenses (1)
Employee expenses	[1]	$ 2,517,516	$ 2,169,420	$ 2,698,139
Other research and development expenses	[1]	12,228,260	10,114,428	7,400,300
General and Administration Expenses
Depreciation on fixed assets		17,848	18,662	25,988
Depreciation on leased assets		36,366	56,707	86,439
Employee expenses (non R&D related)		705,541	1,556,078	617,889
Consultant and director expenses		390,896	852,369	742,390
Audit, internal control and other assurance expenses		220,798	220,198	217,506
Corporate compliance expenses		401,741	692,895	384,705
Insurance expenses		655,990	531,877	628,060
Office rental		79,329	87,612	72,757
Other administrative and office expenses		911,347	718,520	670,405
Share based payment expenses		1,506,122	1,950,563
Corporate advisory expenses		587,937	252,361
Other gains and losses
Foreign exchange (gain)/loss		$ (2,722,430)	$ 297,111	$ (333,055)

[1]	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.